Related parties (Narrative) (Details) $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Statements [Line Items]
Proportion of voting rights held by key management personnel	1.00%
Amount payable to director for consulting fees	$ 75